Schedule of reconciliation of income tax benefit (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal tax benefit at statutory rate	21.00%	21.00%
State tax, net of federal benefit	6.90%	6.90%
Permanent differences	(23.30%)	174.20%
Change in valuation allowance	(4.60%)	(202.10%)
Total provision	0.00%	0.00%